Quarterly Holdings Report
for
Fidelity® Blue Chip Growth K6 Fund
October 31, 2023
BCFK6-NPRT1-1223
1.9884004.106
Common Stocks - 90.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 14.6%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd. (a)	836,200	1,729,896
Entertainment - 2.5%
Netflix, Inc. (a)	473,881	195,092,069
Roku, Inc. Class A (a)	77,673	4,626,981
Sea Ltd. ADR (a)	495,909	20,679,405
Sphere Entertainment Co. (a)	46,300	1,523,733
Take-Two Interactive Software, Inc. (a)	20,266	2,710,578
The Walt Disney Co. (a)	18,400	1,501,256
Universal Music Group NV	375,813	9,203,221
		235,337,243
Interactive Media & Services - 12.0%
Alphabet, Inc. Class A (a)	4,038,456	501,091,620
Epic Games, Inc. (a)(b)(c)	607	385,767
JOYY, Inc. ADR	34,304	1,335,112
Meta Platforms, Inc. Class A (a)	1,535,148	462,494,038
Pinterest, Inc. Class A (a)	40,400	1,207,152
Snap, Inc. Class A (a)	15,294,763	153,100,578
		1,119,614,267
Media - 0.0%
Charter Communications, Inc. Class A (a)	9,539	3,842,309
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	46,565	6,698,841
TOTAL COMMUNICATION SERVICES		1,367,222,556
CONSUMER DISCRETIONARY - 19.3%
Automobile Components - 0.1%
Aptiv PLC (a)	76,549	6,675,073
Automobiles - 1.9%
Neutron Holdings, Inc. (a)(b)(c)	491,550	15,631
Rad Power Bikes, Inc. (a)(b)(c)	101,681	35,588
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	110,642	204,688
Rivian Automotive, Inc. (a)(d)	1,491,693	24,195,260
Tesla, Inc. (a)	773,649	155,379,665
		179,830,832
Broadline Retail - 7.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	349,373	28,837,247
Amazon.com, Inc. (a)	4,571,640	608,439,568
Dollarama, Inc.	36,314	2,479,853
Ollie's Bargain Outlet Holdings, Inc. (a)	143,014	11,046,401
PDD Holdings, Inc. ADR (a)	110,454	11,202,245
		662,005,314
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	151,776	9,939,810
Hotels, Restaurants & Leisure - 2.4%
Airbnb, Inc. Class A (a)	558,253	66,035,747
Caesars Entertainment, Inc. (a)	486,696	19,414,303
Chipotle Mexican Grill, Inc. (a)	14,584	28,325,045
Deliveroo PLC Class A (a)(e)	1,308,198	2,067,064
Draftkings Holdings, Inc. (a)	394,300	10,890,566
Dutch Bros, Inc. (a)	35,900	873,806
Las Vegas Sands Corp.	19,700	934,962
Light & Wonder, Inc. Class A (a)	64,232	4,696,002
Marriott International, Inc. Class A	104,075	19,624,382
McDonald's Corp.	80,456	21,093,150
Penn Entertainment, Inc. (a)	673,897	13,295,988
Restaurant Brands International, Inc.	57,203	3,842,408
Sonder Holdings, Inc.:
Stage 1 rights (a)(c)	1,448	43
Stage 2 rights (a)(c)	1,447	29
Stage 3 rights (a)(c)	1,447	14
Stage 4 rights (a)(c)	1,447	14
Stage 5:
rights (a)(c)	1,447	14
rights (a)(c)	1,447	14
Starbucks Corp.	218,495	20,153,979
Sweetgreen, Inc. Class A (a)	1,134,369	11,718,032
Yum! Brands, Inc.	11,515	1,391,703
		224,357,265
Household Durables - 0.0%
SharkNinja Hong Kong Co. Ltd.	47,192	1,970,738
Specialty Retail - 4.1%
Abercrombie & Fitch Co. Class A (a)	536,948	32,657,177
American Eagle Outfitters, Inc.	2,317,409	40,485,135
Aritzia, Inc. (a)	250,828	3,901,467
Dick's Sporting Goods, Inc.	163,371	17,472,528
Fanatics, Inc. Class A (a)(b)(c)	225,366	17,312,616
Fast Retailing Co. Ltd.	3,575	791,492
Five Below, Inc. (a)	162,736	28,312,809
Floor & Decor Holdings, Inc. Class A (a)	7,747	638,353
Foot Locker, Inc. (d)	57,501	1,206,946
Gap, Inc.	160,000	2,048,000
Lowe's Companies, Inc.	577,588	110,070,945
RH (a)	168,328	36,688,771
TJX Companies, Inc.	702,417	61,861,865
Warby Parker, Inc. (a)(d)	1,150,436	14,932,659
Wayfair LLC Class A (a)	264,853	11,285,386
		379,666,149
Textiles, Apparel & Luxury Goods - 3.6%
Compagnie Financiere Richemont SA Series A	36,139	4,263,517
Crocs, Inc. (a)	216,499	19,337,691
Deckers Outdoor Corp. (a)	143,826	85,872,752
Hermes International SCA	4,129	7,687,507
lululemon athletica, Inc. (a)	266,185	104,738,474
LVMH Moet Hennessy Louis Vuitton SE	27,241	19,502,665
NIKE, Inc. Class B	755,346	77,626,908
On Holding AG (a)	465,454	11,948,204
PVH Corp.	118,371	8,800,884
		339,778,602
TOTAL CONSUMER DISCRETIONARY		1,804,223,783
CONSUMER STAPLES - 3.0%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	35,732	11,932,701
Celsius Holdings, Inc. (a)(d)	596,715	90,754,384
PepsiCo, Inc.	108,166	17,661,344
		120,348,429
Consumer Staples Distribution & Retail - 0.9%
BJ's Wholesale Club Holdings, Inc. (a)	32,197	2,193,260
Costco Wholesale Corp.	1,390	767,892
Dollar Tree, Inc. (a)	240,785	26,748,806
Maplebear, Inc.	23,090	568,707
Maplebear, Inc.	40,269	892,643
Target Corp.	194,674	21,567,932
Walmart, Inc.	213,142	34,829,534
		87,568,774
Food Products - 0.3%
Bowery Farming, Inc. warrants (a)(b)(c)	30,501	125,969
Lamb Weston Holdings, Inc.	120,500	10,820,900
Patanjali Foods Ltd.	213,500	3,504,334
The Hershey Co.	65,800	12,327,630
The Real Good Food Co. LLC:
Class B (a)(c)	139,521	1
Class B unit (a)(e)	139,521	326,479
The Real Good Food Co., Inc. (a)	64,014	149,793
		27,255,106
Household Products - 0.3%
Procter & Gamble Co.	141,724	21,262,852
The Clorox Co.	8,600	1,012,220
		22,275,072
Personal Care Products - 0.2%
elf Beauty, Inc. (a)	10,747	995,495
Estee Lauder Companies, Inc. Class A	78,969	10,176,735
Kenvue, Inc.	376,462	7,002,193
Oddity Tech Ltd. (d)	55,499	1,417,999
Oddity Tech Ltd. Class A	42,893	1,041,120
		20,633,542
Tobacco - 0.0%
JUUL Labs, Inc. Class A (a)(b)(c)	23,134	24,753
TOTAL CONSUMER STAPLES		278,105,676
ENERGY - 2.3%
Energy Equipment & Services - 0.0%
Secure Energy Services, Inc.	364,955	2,026,431
Oil, Gas & Consumable Fuels - 2.3%
Antero Resources Corp. (a)	198,834	5,853,673
Cheniere Energy, Inc.	47,589	7,919,761
Diamondback Energy, Inc.	206,534	33,111,531
EOG Resources, Inc.	309,715	39,101,519
Exxon Mobil Corp.	279,504	29,585,498
Hess Corp.	294,017	42,456,055
Northern Oil & Gas, Inc.	78,393	3,005,588
Occidental Petroleum Corp.	358,897	22,183,424
Pioneer Natural Resources Co.	26,076	6,232,164
Reliance Industries Ltd.	747,491	20,548,241
Reliance Industries Ltd. GDR (e)	40,681	2,221,183
		212,218,637
TOTAL ENERGY		214,245,068
FINANCIALS - 2.2%
Banks - 0.0%
HDFC Bank Ltd.	109,468	1,941,882
Capital Markets - 0.0%
Coinbase Global, Inc. (a)	21,867	1,686,383
Consumer Finance - 0.4%
American Express Co.	211,411	30,872,348
SoFi Technologies, Inc. (a)(d)	380,962	2,876,263
		33,748,611
Financial Services - 1.8%
Ant International Co. Ltd. Class C (a)(b)(c)	201,988	391,857
Berkshire Hathaway, Inc. Class B (a)	8,144	2,779,792
Block, Inc. Class A (a)	441,530	17,771,583
Jio Financial Services Ltd.	747,491	1,983,272
MasterCard, Inc. Class A	316,648	119,170,475
One97 Communications Ltd. (a)	1,000	11,064
Visa, Inc. Class A	130,461	30,671,381
		172,779,424
TOTAL FINANCIALS		210,156,300
HEALTH CARE - 10.2%
Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc. (a)	121,219	18,401,044
Apogee Therapeutics, Inc.	55,576	954,796
Argenx SE ADR (a)	21,350	10,025,320
Ascendis Pharma A/S sponsored ADR (a)	73,603	6,573,484
Cibus, Inc. (a)	33,536	360,512
Generation Bio Co. (a)	124,447	116,769
Gilead Sciences, Inc.	39,146	3,074,527
Karuna Therapeutics, Inc. (a)	32,627	5,435,984
Moderna, Inc. (a)	3,366	255,681
Moonlake Immunotherapeutics (a)(d)	75,938	3,934,348
Regeneron Pharmaceuticals, Inc. (a)	80,318	62,639,205
Sagimet Biosciences, Inc. (d)	55,576	203,408
Vertex Pharmaceuticals, Inc. (a)	101,557	36,774,805
Viking Therapeutics, Inc. (a)	90,396	886,785
		149,636,668
Health Care Equipment & Supplies - 1.3%
Axonics Modulation Technologies, Inc. (a)	99,707	5,105,995
Blink Health LLC Series A1 (a)(b)(c)	5,757	270,521
Boston Scientific Corp. (a)	657,532	33,659,063
DexCom, Inc. (a)	450,947	40,057,622
Inspire Medical Systems, Inc. (a)	12,300	1,810,068
Insulet Corp. (a)	56,403	7,477,346
Shockwave Medical, Inc. (a)	72,837	15,023,360
Stryker Corp.	65,764	17,770,748
TransMedics Group, Inc. (a)	19,524	731,760
		121,906,483
Health Care Providers & Services - 3.0%
agilon health, Inc. (a)	66,521	1,197,378
Alignment Healthcare, Inc. (a)	158,968	1,093,700
Guardant Health, Inc. (a)	393,357	10,180,079
Humana, Inc.	67,662	35,433,913
Surgery Partners, Inc. (a)	106,925	2,473,175
UnitedHealth Group, Inc.	432,169	231,452,430
		281,830,675
Health Care Technology - 0.0%
Certara, Inc. (a)	20,566	250,700
MultiPlan Corp. warrants (a)(b)	13,856	38
		250,738
Life Sciences Tools & Services - 0.5%
Danaher Corp.	121,086	23,250,934
ICON PLC (a)	15,112	3,686,724
Thermo Fisher Scientific, Inc.	28,337	12,603,447
Veterinary Emergency Group LLC Class A (a)(b)(c)(f)	62,379	3,553,732
		43,094,837
Pharmaceuticals - 3.8%
Eli Lilly & Co.	425,312	235,593,076
Novo Nordisk A/S:
Series B	51,190	4,938,619
Series B sponsored ADR	517,126	49,938,858
Roche Holding AG (participation certificate)	8,865	2,284,596
Ventyx Biosciences, Inc. (a)	34,383	495,803
Zoetis, Inc. Class A	410,485	64,446,145
		357,697,097
TOTAL HEALTH CARE		954,416,498
INDUSTRIALS - 4.1%
Aerospace & Defense - 1.0%
Airbus Group NV	49,735	6,668,281
BAE Systems PLC	82,900	1,114,705
Howmet Aerospace, Inc.	226,671	9,996,191
L3Harris Technologies, Inc.	24,108	4,325,216
Northrop Grumman Corp.	10,064	4,744,472
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	201,490	16,320,690
Class C (a)(b)(c)	70,540	5,713,740
The Boeing Co. (a)	228,512	42,690,612
TransDigm Group, Inc. (a)	4,976	4,120,576
		95,694,483
Air Freight & Logistics - 0.0%
Delhivery Private Ltd. (a)	271,900	1,349,367
FedEx Corp.	11,897	2,856,470
		4,205,837
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (a)	415,103	5,533,323
Construction & Engineering - 0.0%
EMCOR Group, Inc.	4,437	916,906
Quanta Services, Inc.	4,941	825,740
		1,742,646
Electrical Equipment - 0.1%
Eaton Corp. PLC	51,655	10,739,591
Generac Holdings, Inc. (a)	13,600	1,143,352
		11,882,943
Ground Transportation - 2.7%
Bird Global, Inc. (a)(b)	8,054	3,746
Bird Global, Inc.:
Class A (a)(d)	137,225	63,816
Stage 1 rights (a)(c)	1,029	10
Stage 2 rights (a)(c)	1,029	0
Stage 3 rights (a)(c)	1,029	0
Canadian Pacific Kansas City Ltd.	24,807	1,760,553
Grab Holdings Ltd. (a)	545,785	1,675,560
Lyft, Inc. (a)	4,380,412	40,168,378
Uber Technologies, Inc. (a)	4,779,890	206,873,639
		250,545,702
Industrial Conglomerates - 0.0%
General Electric Co.	27,600	2,998,188
Trading Companies & Distributors - 0.2%
FTAI Aviation Ltd.	398,898	15,002,554
TOTAL INDUSTRIALS		387,605,676
INFORMATION TECHNOLOGY - 33.9%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	22,465	4,501,312
Electronic Equipment, Instruments & Components - 0.0%
Jabil, Inc.	16,518	2,028,410
IT Services - 0.5%
MongoDB, Inc. Class A (a)	42,681	14,707,446
Okta, Inc. (a)	377,973	25,479,160
Shopify, Inc. Class A (a)	61,230	2,891,619
Snowflake, Inc. (a)	43,487	6,311,268
X Holdings Corp. (b)(c)	24,710	787,755
		50,177,248
Semiconductors & Semiconductor Equipment - 15.5%
Advanced Micro Devices, Inc. (a)	291,562	28,718,857
Arm Holdings Ltd. ADR (d)	64,338	3,171,220
ASML Holding NV (depository receipt)	16,888	10,112,703
First Solar, Inc. (a)	8,469	1,206,409
GaN Systems, Inc. (c)	336,825	33,909
GaN Systems, Inc. (c)	336,825	3
GlobalFoundries, Inc. (a)	1,115,839	55,367,931
Impinj, Inc. (a)	54,370	3,512,846
Lattice Semiconductor Corp. (a)	2,592	144,141
Marvell Technology, Inc.	5,511,991	260,276,215
Monolithic Power Systems, Inc.	45,845	20,251,570
NVIDIA Corp.	1,991,720	812,223,411
NXP Semiconductors NV	743,134	128,138,596
ON Semiconductor Corp. (a)	901,235	56,453,360
Synaptics, Inc. (a)	11,559	967,026
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	542,554	46,827,836
Teradyne, Inc.	279,599	23,282,209
		1,450,688,242
Software - 9.7%
Adobe, Inc. (a)	20,880	11,109,413
Bill Holdings, Inc. (a)	180,438	16,472,185
Confluent, Inc. (a)	65,356	1,889,442
Datadog, Inc. Class A (a)	122,712	9,997,347
HubSpot, Inc. (a)	78,428	33,235,434
Intuit, Inc.	76,584	37,905,251
Microsoft Corp.	1,966,308	664,828,398
Oracle Corp.	69,396	7,175,546
Palo Alto Networks, Inc. (a)	3,833	931,496
Pine Labs Private Ltd. (a)(b)(c)	1,109	347,882
Salesforce, Inc. (a)	442,950	88,957,649
ServiceNow, Inc. (a)	44,233	25,736,971
Stripe, Inc. Class B (a)(b)(c)	19,200	350,400
Zoom Video Communications, Inc. Class A (a)	205,645	12,334,587
		911,272,001
Technology Hardware, Storage & Peripherals - 8.1%
Apple, Inc.	4,353,465	743,441,218
Dell Technologies, Inc.	189,444	12,675,698
		756,116,916
TOTAL INFORMATION TECHNOLOGY		3,174,784,129
MATERIALS - 0.5%
Chemicals - 0.1%
Linde PLC	14,728	5,628,452
Metals & Mining - 0.4%
ATI, Inc. (a)	114,141	4,311,106
Carpenter Technology Corp.	103,268	6,476,969
Freeport-McMoRan, Inc.	891,802	30,125,072
		40,913,147
TOTAL MATERIALS		46,541,599
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Welltower, Inc.	115,727	9,675,934
Real Estate Management & Development - 0.1%
Zillow Group, Inc. Class C (a)	163,010	5,909,113
TOTAL REAL ESTATE		15,585,047
TOTAL COMMON STOCKS (Cost $6,038,460,154)		8,452,886,332

Preferred Stocks - 1.1%
	Shares	Value ($)
Convertible Preferred Stocks - 1.0%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	31,950	7,465,118
Reddit, Inc.:
Series E(a)(b)(c)	4,835	150,610
Series F(a)(b)(c)	51,156	1,593,509
		9,209,237
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	13,256	4,640
Series C(a)(b)(c)	52,162	30,776
Series D(a)(b)(c)	102,800	87,380
		122,796
Broadline Retail - 0.0%
Meesho Series F (a)(b)(c)	63,600	4,135,908

Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	700	181,545

TOTAL CONSUMER DISCRETIONARY		4,440,249

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	18,300	819,840
Series H(a)(b)(c)	11,467	513,722
		1,333,562
Food Products - 0.0%
AgBiome LLC Series C (a)(b)(c)	68,700	10,992
Bowery Farming, Inc.:
Series C1(a)(b)(c)	17,874	142,456
Series D1(b)(c)	30,501	162,265
		315,713
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(b)(c)	12,508	13,384

TOTAL CONSUMER STAPLES		1,662,659

HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (a)(b)(c)	16,970	797,420

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.5%
ABL Space Systems:
Series B(a)(b)(c)	29,724	833,164
Series B2(a)(b)(c)	17,155	478,625
Relativity Space, Inc. Series E (a)(b)(c)	276,014	5,876,338
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	4,374	3,542,940
Series J(b)(c)	29,526	23,916,060
Series N(a)(b)(c)	8,141	6,594,210
		41,241,337
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(b)(c)	11,104	1,045,442

TOTAL INDUSTRIALS		42,286,779

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
CelLink Corp. Series D (a)(b)(c)	92,760	942,442
Enevate Corp. Series E (a)(b)(c)	1,325,513	1,113,431
Menlo Micro, Inc. Series C (a)(b)(c)	560,500	554,895
		2,610,768
IT Services - 0.0%
Yanka Industries, Inc. Series F (a)(b)(c)	55,991	381,859

Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (a)(b)(c)	47,598	847,244
Astera Labs, Inc.:
Series A(a)(b)(c)	84,721	803,155
Series B(a)(b)(c)	14,425	136,749
Series C(a)(b)(c)	180,900	1,714,932
Series D(a)(b)(c)	330,609	3,134,173
Retym, Inc. Series C (b)(c)	154,149	1,140,703
SiMa.ai:
Series B(a)(b)(c)	313,000	1,928,080
Series B1(a)(b)(c)	20,966	150,536
Xsight Labs Ltd. Series D (a)(b)(c)	130,900	589,050
		10,444,622
Software - 0.2%
Algolia, Inc. Series D (a)(b)(c)	30,436	370,406
Bolt Technology OU Series E (a)(b)(c)	20,165	2,381,590
Databricks, Inc.:
Series G(a)(b)(c)	48,000	3,528,000
Series H(a)(b)(c)	31,572	2,320,542
Series I(b)(c)	1,359	99,887
Moloco, Inc. Series A (b)(c)	20,180	1,210,800
Mountain Digital, Inc. Series D (a)(b)(c)	62,139	837,634
Skyryse, Inc. Series B (a)(b)(c)	67,400	1,552,222
Stripe, Inc.:
Series H(a)(b)(c)	8,086	147,570
Series I(b)(c)	124,536	2,272,782
Tenstorrent, Inc. Series C1 (a)(b)(c)	8,600	476,612
		15,198,045
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc. Series C (b)(c)	70,909	1,129,580

TOTAL INFORMATION TECHNOLOGY		29,764,874

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	249,802	7,309,207

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
ZKH Group Ltd. Series F (b)(c)	2,521,782	933,059

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials:
Series C(a)(b)(c)	37,990	1,813,643
Series D(b)(c)	10,886	519,698
		2,333,341
TOTAL CONVERTIBLE PREFERRED STOCKS		98,736,825
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C(a)(b)(c)	3,178,083	101,063
Series 1D(a)(b)(c)	5,904,173	187,753
Waymo LLC Series A2 (a)(b)(c)	7,817	439,081
		727,897
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(b)(c)	137,547	2,958,636

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (a)(b)(c)	78,911	986,388

Software - 0.0%
Pine Labs Private Ltd.:
Series 1(a)(b)(c)	2,652	831,906
Series A(a)(b)(c)	663	207,976
Series B(a)(b)(c)	721	226,170
Series B2(a)(b)(c)	583	182,881
Series C(a)(b)(c)	1,085	340,354
Series C1(a)(b)(c)	228	71,521
Series D(a)(b)(c)	244	76,540
		1,937,348
TOTAL INFORMATION TECHNOLOGY		2,923,736

TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,610,269
TOTAL PREFERRED STOCKS (Cost $119,362,139)		105,347,094

Corporate Bonds - 0.0%
	Principal Amount (g)	Value ($)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27(b)(c)	237,400	312,561
4% 6/12/27(b)(c)	64,200	84,526
5.5% 10/29/26(b)(c)(h)	2,578,062	2,587,085
Rad Power Bikes, Inc. 8% 12/31/25 (b)(c)	110,642	183,179
		3,167,351
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (b)(c)	278,448	277,056

TOTAL CORPORATE BONDS (Cost $3,268,752)		3,444,407

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(i) (Cost $480,000)	480,000	447,360

Money Market Funds - 8.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (j)	748,201,840	748,351,480
Fidelity Securities Lending Cash Central Fund 5.40% (j)(k)	75,094,673	75,102,183
TOTAL MONEY MARKET FUNDS (Cost $823,453,663)		823,453,663

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $6,985,024,708)	9,385,578,856
NET OTHER ASSETS (LIABILITIES) - (0.2)% (l)	(21,983,942)
NET ASSETS - 100.0%	9,363,594,914

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	1,477	Dec 2023	428,041,985	(15,752,786)	(15,752,786)
CME E-mini S&P 500 Index Contracts (United States)	1,014	Dec 2023	213,561,075	(6,838,686)	(6,838,686)

TOTAL FUTURES CONTRACTS					(22,591,472)
The notional amount of futures purchased as a percentage of Net Assets is 6.9%

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $155,084,234 or 1.7% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,614,726 or 0.0% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)	Includes $36,170,400 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	1,338,638

ABL Space Systems Series B2	10/22/21	1,166,473

AgBiome LLC Series C	6/29/18	435,125

Algolia, Inc. Series D	7/23/21	890,102

Alif Semiconductor Series C	3/08/22	966,170

Ant International Co. Ltd. Class C	5/16/18	769,853

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	278,448

Astera Labs, Inc. Series A	5/17/22	861,570

Astera Labs, Inc. Series B	5/17/22	146,695

Astera Labs, Inc. Series C	8/24/21	608,150

Astera Labs, Inc. Series D	5/17/22 - 5/27/22	3,362,128

Beta Technologies, Inc. Series A	4/09/21	813,590

Bird Global, Inc.	5/11/21	2,013,670

Blink Health LLC Series A1	12/30/20	155,957

Blink Health LLC Series C	11/07/19 - 7/14/21	647,847

Bolt Technology OU Series E	1/03/22	5,238,796

Bowery Farming, Inc. Series C1	5/18/21	1,076,896

Bowery Farming, Inc. Series D1	10/25/23	288,183

Bowery Farming, Inc. warrants	10/25/23	0

ByteDance Ltd. Series E1	11/18/20	3,500,895

CelLink Corp. Series D	1/20/22	1,931,625

Circle Internet Financial Ltd. Series E	5/11/21	2,232,400

Databricks, Inc. Series G	2/01/21	2,837,886

Databricks, Inc. Series H	8/31/21	2,320,041

Databricks, Inc. Series I	9/14/23	99,887

Diamond Foundry, Inc. Series C	3/15/21	5,995,248

Discord, Inc. Series I	9/15/21	385,437

Enevate Corp. Series E	1/29/21	1,469,576

Epic Games, Inc.	7/30/20	349,025

Fanatics, Inc. Class A	8/13/20 - 10/24/22	10,009,624

GoBrands, Inc. Series G	3/02/21	4,569,827

GoBrands, Inc. Series H	7/22/21	4,454,821

Gupshup, Inc.	6/08/21	1,804,316

JUUL Labs, Inc. Class A	12/20/17 - 7/06/18	645,585

JUUL Labs, Inc. Series E	12/20/17 - 7/06/18	342,963

Lightmatter, Inc. Series C	5/19/23	1,166,935

Meesho Series F	9/21/21	4,876,358

Menlo Micro, Inc. Series C	2/09/22	742,943

Moloco, Inc. Series A	6/26/23	1,210,800

Mountain Digital, Inc. Series D	11/05/21	1,427,041

MultiPlan Corp. warrants	10/08/20	0

Neutron Holdings, Inc.	2/04/21	4,916

Neutron Holdings, Inc. Series 1C	7/03/18	581,081

Neutron Holdings, Inc. Series 1D	1/25/19	1,431,762

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	237,400

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	64,200

Neutron Holdings, Inc. 5.5% 10/29/26	10/29/21 - 4/27/23	2,578,062

Pine Labs Private Ltd.	6/30/21	413,502

Pine Labs Private Ltd. Series 1	6/30/21	988,825

Pine Labs Private Ltd. Series A	6/30/21	247,206

Pine Labs Private Ltd. Series B	6/30/21	268,832

Pine Labs Private Ltd. Series B2	6/30/21	217,377

Pine Labs Private Ltd. Series C	6/30/21	404,553

Pine Labs Private Ltd. Series C1	6/30/21	85,012

Pine Labs Private Ltd. Series D	6/30/21	90,978

Rad Power Bikes, Inc.	1/21/21	490,493

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	63,945

Rad Power Bikes, Inc. Series C	1/21/21	251,621

Rad Power Bikes, Inc. Series D	9/17/21	985,215

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	110,642

Reddit, Inc. Series E	5/18/21	205,363

Reddit, Inc. Series F	8/11/21	3,161,154

Redwood Materials Series C	5/28/21	1,800,858

Redwood Materials Series D	6/02/23	519,653

Relativity Space, Inc. Series E	5/27/21	6,302,807

Retym, Inc. Series C	5/17/23 - 6/20/23	1,199,557

SiMa.ai Series B	5/10/21	1,604,876

SiMa.ai Series B1	4/25/22	148,668

Skyryse, Inc. Series B	10/21/21	1,663,430

Space Exploration Technologies Corp. Class A	2/16/21 - 12/15/22	14,140,734

Space Exploration Technologies Corp. Class C	12/15/22	5,431,580

Space Exploration Technologies Corp. Series G	9/07/23	3,542,940

Space Exploration Technologies Corp. Series J	9/07/23	23,916,060

Space Exploration Technologies Corp. Series N	8/04/20	2,198,070

Stripe, Inc. Class B	5/18/21	770,465

Stripe, Inc. Series H	3/15/21	324,451

Stripe, Inc. Series I	3/20/23 - 5/12/23	2,507,425

Tenstorrent, Inc. Series C1	4/23/21	511,307

Tenstorrent, Inc. 0%	4/23/21	480,000

Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	2,602,300

Waymo LLC Series A2	5/08/20	671,224

X Holdings Corp.	10/25/22	2,471,000

Xsight Labs Ltd. Series D	2/16/21	1,046,676

Yanka Industries, Inc. Series F	4/08/21	1,784,814

ZKH Group Ltd. Series F	2/24/22	1,427,037

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	665,660,945	550,021,692	467,331,157	11,004,294	-	-	748,351,480	1.6%
Fidelity Securities Lending Cash Central Fund 5.40%	161,527,112	147,353,887	233,778,816	51,223	-	-	75,102,183	0.3%
Total	827,188,057	697,375,579	701,109,973	11,055,517	-	-	823,453,663

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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